SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.              SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

ML Trend-Following Futures Fund L.P. (the “Partnership”), a FuturesAccessSM Program (the “FuturesAccess”) fund, was organized under the Delaware Revised Uniform Limited Partnership Act on December 11, 1995 and commenced trading on July 15, 1996.  The Partnership operates as a “fund of funds”, allocating and reallocating its capital, under the direction of Merrill Lynch Alternative Investments LLC (“MLAI” or “General Partner” or “Sponsor”), the sponsor and general partner of the Partnership, among underlying FuturesAccess Funds (each a “Portfolio Fund”, and collectively the “Portfolio Funds”) (See Note 2).  Presently there are five Portfolio Funds.  MLAI is the sponsor and manager of the Portfolio Funds.

MLAI is an indirect wholly-owned subsidiary of Bank of America Corporation. Bank of America Corporation and its affiliates are referred to herein as “BAC”. Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) is currently the exclusive clearing broker for the Portfolio Funds.  MLAI may select other parties as clearing broker(s). Merrill Lynch International Bank Ltd. (“MLIB”) is the primary foreign exchange (“F/X”) forward prime broker for the Portfolio Funds.  MLAI may select other parties as F/X or other over-the-counter (“OTC”) prime brokers, including Merrill Lynch International (“MLI”).MLPF&S, MLIB and MLI are BAC affiliates. The Royal Bank of Scotland Plc acts as the primary OTC prime broker for one of the Portfolio Funds, Man AHL FuturesAccess LLC,  only in respect of precious metals OTC forward transactions, which are not expected to exceed 5% of the overall risk of Man AHL FuturesAccess LLC.

FuturesAccess is a group of managed futures funds sponsored by MLAI (“FuturesAccess Funds”).  FuturesAccess is exclusively available to investors that have investment accounts with Merrill Lynch Wealth Management, U.S. Trust and other divisions or affiliates of BAC. FuturesAccess Funds currently are composed of direct-trading funds advised by a single trading advisor or funds of funds for which MLAI acts as the advisor and allocates capital among multiple trading advisors.  Although redemption terms vary among FuturesAccess Funds, FuturesAccess applies, with some exceptions, the same minimum investment amounts, fees and other operational criteria across all FuturesAccess Funds.  Each trading advisor participating in FuturesAccess employs different technical, fundamental, systematic and/or discretionary trading strategies.

Interests in the Partnership are not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other government authority.  Interests are not deposits or other obligations of, and are not guaranteed by, BAC or by any bank.  Interests are subject to investment risks, including the possible loss of the full amount invested.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material.

Statement of Cash Flows

The Partnership is not required to provide a Statement of Cash Flows.

Revenue Recognition

The Portfolio Funds’ may invest in commodity futures, options on futures and forward contract transactions which are recorded on trade date. Open contracts are reflected in Net unrealized profit (loss) on open contracts in the Statements of Financial Condition of the Partnership and each of the Portfolio Funds as the difference between the original contract value and the market value (for those commodity interests for which market quotations are readily available) or at fair value.  The change in unrealized profit (loss), net on open contracts from one period to the next is reflected in Change in unrealized under Trading profit (loss), net in the Statements of Operations of the Portfolio Funds.

Trading profit (loss) of the Portfolio Funds includes brokerage commission costs on commodity contracts.

The resulting change between cost and market value (net of subscription and redemption activity in the investment in the Portfolio Funds) is reflected in the Statements of Operations as change in unrealized from the investments in the Portfolio Funds. In addition, when the Partnership redeems or partially redeems its interest in the Portfolio Funds, it records realized (net profit or loss) under Trading profit (loss) for such interests in the Statements of Operations of the Partnership.

Foreign Currency Transactions

The Partnership’s functional currency is the U.S. dollar; however, the Portfolio Funds may transact business in U.S. dollar and in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the dates of the Statements of Financial Condition of the Partnership and each of the Portfolio Funds.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss) in the Statements of Operations.

Operating Expenses and Selling Commissions

The Partnership pays MLAI, wrap fees in the amount of 4.0% per annum of the Partnership’s average month-end net asset value (“NAV”).  The 4.0% per annum wrap fee covers many of the Partnership’s fees and expenses, including Sponsor fees, ongoing MLPF&S selling agent compensation and ongoing operating costs.

In addition to the wrap fee, investors in the Partnership are subject to a onetime upfront selling commission of 0.50%, payable to MLPF&S.

Income Taxes

No provision for income taxes has been made in the accompanying financial statements as each Partner is individually responsible for reporting income or loss based on such Partner’s respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership follows the Accounting Standards Codification (“ASC”) guidance on accounting for uncertainty in income taxes. This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority.  Tax positions with respect to tax at the partnership level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the net asset value of the Partnership, including reducing the net asset value of the Partnership to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Partnership. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Partnership. The General Partner has analyzed the Partnership’s tax positions and has concluded that no provision for income tax is required in the Partnership’s financial statements. The following is the major tax jurisdiction for the Partnership and the earliest tax year subject to examination: United States — 2010.

Distributions

Each limited partner is entitled to receive, equally per Unit, any distribution which may be made by the Partnership.  No such distributions have been declared for the years ended December 31, 2013, 2012 and 2011.

Subscriptions

Units of the Partnership are generally offered as of the close of business at the end of each month.  Units are purchased as of the first business day of any month at NAV, but the subscription request must be submitted at least ten calendar days before the end of the preceding month.  Subscriptions submitted less than ten calendar days before the end of a month will be applied to Units subscriptions as of the beginning of the second month after receipt, unless revoked by MLAI.

Redemptions

A limited partner generally may redeem or exchange any or all of such limited partner’s Units at NAV as of the close of business, on the last business day of any month, upon ten calendar days’ notice (“notice period”).

Redemption requests are accepted within the notice period. The Partnership does not accept any redemption requests after the notice period.  All redemption requests received after the notice period will be processed for the following month.

Dissolution of the Partnership

The Partnership will dissolve on December 31, 2026, unless earlier dissolved pursuant to certain events specified in the Limited Partnership Agreement which include, but are not limited to, (i) withdrawal of the General Partner without a replacement general partner, (ii) limited partners holding more than 50% of the outstanding Units deliver dissolution notice to the General Partner, (iii) a decline in aggregate net assets of the Partnership to less than $250,000, or (iv) a decline in NAV per unit to $25 or less.